Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2018, was more than 25% of the Company’s consolidated net assets as of December 31, 2018.

a) Condensed balance sheets (Amount in Thousands, Except Shares Data)

	As of December 31
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	612,867	701,617	102,046
Amounts due from subsidiaries and VIEs	93,740	492,760	71,669
Amounts due from related parties	—	9,835	1,430
Other current assets	16,144	32	5

Total current assets	722,751	1,204,244	175,150
Investment in subsidiaries and VIEs	4,095,463	4,548,453	661,545
Long-term investments	40,978	43,229	6,287
Investments in affiliates	75,686	195,103	28,377
Non-current deferred tax assets	1,368	2,012	293
Other non-current assets	650	686	98

TOTAL ASSETS	4,936,896	5,993,727	871,750

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible notes	487,973	—	—
Other current liabilities	13,660	10,411	1,514

Total current liabilities	501,633	10,411	1,514
Convertible notes	—	145,004	21,090
Other non-current liabilities	6,003	612	89
Total liabilities	507,636	156,027	22,693

Shareholders’ equity
Class A ordinary shares (US$0.0005 par value): 91,394,900 shares authorized, 20,235,183 shares issued and 20,094,704 shares outstanding as of December 31, 2017 and 21,890,253 shares issued and 21,749,774 shares outstanding as of December 31, 2018	67	73	10
Class B ordinary shares (US$0.0005 par value): 8,605,100 shares authorized, 8,465,000 shares issued and outstanding as of December 31, 2017 and 8, 315,000 share issued and outstanding as of December 31, 2018	29	28	4
Treasury stock (140,479 ordinary shares as of December 31, 2017 and 2018)	(40,267)	(40,267)	(5,857)
Additional paid-in capital	1,372,838	1,895,564	275,698
Retained earnings	2,883,169	3,946,107	573,937
Accumulated other comprehensive income	213,424	36,195	5,265

Total shareholders’ equity	4,429,260	5,837,700	849,057

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	4,936,896	5,993,727	871,750

b) Condensed statement of operations (Amount in Thousands, Except Shares Data)

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Compensation and benefits	9,828	8,819	12,127	1,764
Selling expenses	90	34	990	144
General and administrative expenses	4,368	2,407	7,143	1,039
Total operating cost and expenses	14,286	11,260	20,260	2,947
Loss from operations	14,286	11,260	20,260	2,947
Other income (expenses):
Interest income	10,413	1,485	13,410	1,950
Interest expense	(19,289)	(20,858)	(6,807)	(990)
Investment income	—	886	58,988	8,579
Other (expenses) income	(969)	5,940	(1,741)	(253)
Total other (expense) income	(9,845)	(12,547)	63,850	9,286
Income before taxes and income from equity in subsidiaries and VIEs	(24,131)	(23,807)	43,590	6,339
Income tax expenses/(benefit)	3,299	(4,481)	3,488	507
Income from equity in affiliates	1,394	17,779	16,351	2,378
Equity in profit of subsidiaries and VIEs	663,267	773,432	747,868	108,773
Net income attributable to Noah shareholders	643,829	762,923	811,297	117,997

c) Condensed statement of comprehensive income (Amount in Thousands, Except Shares Data)

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income	643,829	762,923	811,297	117,997
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	19,324	(33,845)	75,839	11,031
Fair value fluctuation of available-for-sale investment (Note 5)	(4,710)	250,425	(349)	(51)
Fair value fluctuation of available-for-sale investment of affiliates	1,709	2,281	(1,080)	(157)
Other comprehensive income	16,323	218,861	74,410	10,823
Comprehensive income attributable to Noah Holdings Ltd. shareholders	660,152	981,784	885,707	128,820

d) Condensed statements of cash flows (Amount in Thousands, Except Shares Data)

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income attributable to Noah shareholders	643,829	762,923	811,297	117,997
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	9,828	8,819	12,127	1,764
Gain from equity in subsidiaries and VIEs	(663,267)	(773,432)	(747,868)	(108,773)
Equity in income of affiliates	—	(17,779)	(16,351)	(2,378)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	39,012	335,064	(298,384)	(43,398)
Amount due from related parties	—	—	(9,835)	(1,430)
Other current assets	(1,722)	16,721	16,076	2,338
Deferred tax assets	940	1,427	(644)	(94)
Other current liabilities	(4,857)	3,217	(3,249)	(473)
Other non-current liabilities	(1,091)	(2,768)	(5,391)	(784)
Net cash provided by operating activities	22,672	334,192	(242,222)	(35,231)
Cash flows from investing activities:
Investment in subsidiaries and VIEs	—	—	294,878	42,888
Increase in investment in affiliates	(27,702)	(16,962)	(103,066)	(14,990)
Net cash used in investing activities	(27,702)	(16,962)	191,812	27,898
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	4,539	19,692	45,894	6,675
Share repurchase	(12,602)	(31,288)	—	—
Net cash provided by (used in) financing activities	(8,063)	(11,596)	45,894	6,675
Effect of exchange rate changes	56,539	(57,631)	93,266	13,566
Net increase in cash and cash equivalents	43,446	248,003	88,750	12,908
Cash and cash equivalents—beginning of year	321,418	364,864	612,867	89,138
Cash and cash equivalents—end of year	364,864	612,867	701,617	102,046

e) Notes to condensed financial statements

1.

The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.